Other financial assets measured at amortized cost (Detail) - CHF (SFr) SFr in Millions		Jun. 30, 2018	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure Of Financial Assets [Line Item]
Prime brokerage receivables	[1]				SFr 19,080
Debt securities		SFr 12,241	SFr 10,610		9,166
of which: government bills / bonds		9,787	7,775		6,465
Loans to financial advisors	[2]	3,394	3,326		3,118
Fee and commission related receivables		1,747	1,694		1,748
Finance lease receivables		1,076	1,070		1,059
Settlement and clearing accounts		448	557		716
Accrued interest income		669	610		578
Other		1,496	1,368		1,470
Total other financial assets measured at amortized cost		SFr 21,072	SFr 19,235	SFr 18,375	SFr 36,935

[1]
Upon adoption of IFRS 9 on 1 January 2018, the classification of prime brokerage receivables and payables changed from amortized cost to fair value through profit or loss, and brokerage receivables and payables are now presented separately on the balance sheet. Refer to Note 19 for more information.

[2]	Related to financial advisors in the US and Canada.